As filed with the Securities and Exchange Commission on August 28, 2026.
No. 333-138490
No. 811-21977

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 874	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 875	☒

Invesco Exchange-Traded Fund Trust II
(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (800) 983-0903
Adam Henkel, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on September 16, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 874 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating September 16, 2026 as the new effective date for Post-Effective Amendment No. 871 to the Trust’s Registration Statement, which was filed on April 21, 2026 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 872 and 873 to the Trust's Registration Statement filed on July 2, 2026 and July 31, 2026, respectively. This Amendment relates solely to Invesco Nasdaq International Innovators 100 ETF, a series of the Trust.
This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 871 to the Trust's Registration Statement, which was filed on April 21, 2026.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 28th day of August, 2026.
Invesco Exchange-Traded Fund Trust II
By:	/s/ Brian Hartigan
Brian Hartigan
Title:	President and Trustee
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Brian Hartigan	President and Trustee	August 28, 2026
Brian Hartigan
/s/ Kelli Gallegos	Treasurer	August 28, 2026
Kelli Gallegos
/s/ Adam Henkel	Secretary	August 28, 2026
Adam Henkel
*/s/ Ronn R. Bagge	Vice Chairman and Trustee	August 28, 2026
Ronn R. Bagge
*/s/ Todd J. Barre	Trustee	August 28, 2026
Todd J. Barre
*/s/ Victoria J. Herget	Trustee	August 28, 2026
Victoria J. Herget
*/s/ Marc M. Kole	Trustee	August 28, 2026
Marc M. Kole
*/s/ Yung Bong Lim	Trustee	August 28, 2026
Yung Bong Lim
*/s/ Joanne Pace	Trustee	August 28, 2026
Joanne Pace
*/s/ Gary R. Wicker	Trustee	August 28, 2026
Gary R. Wicker
*/s/ Donald H. Wilson	Chairman and Trustee	August 28, 2026
Donald H. Wilson
*By: /s/ Adam Henkel		August 28, 2026
Adam Henkel
Attorney-In-Fact
*
Adam Henkel signs this Registration Statement pursuant to powers of attorney filed with Post-Effective Amendment No. 865 to the Trust’s Registration Statement and incorporated by reference herein.